Investment in securities - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	156	184
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of portfolio fair value	52.10%	87.70%
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of fair value of affected securities	7.30%	8.30%
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge | $	$ 0	$ 93,468
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity, securities in unrealized loss positions, number of positions	218	220
Held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	98.80%	100.00%
Held-to-maturity, securities in unrealized loss positions, percentage of fair value of affected securities	16.90%	21.30%
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	13	13
Residential mortgage-backed securities | Minimum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	16.00%
Percentage of loan to value ratio	42.00%
Residential mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	50.00%
Percentage of loan to value ratio	51.00%